Current assets - cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of cash and cash equivalents

	2019	2018
	A$’000	A$’000

Cash at bank and on hand	834	2,956
Short-term deposits	4,600	3,000

	5,434	5,956